Fair Value Measurements - Fair value hierarchy (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial assets:
Current derivative assets	$ 8,112	$ 13,019
Non-current derivative assets	5,189	7,229
Recurring | Carrying Value
Financial assets:
Cash and cash equivalents	66,933	63,921
Financial liabilities:
Long-term debt, current and non-current	909,653	963,005
Recurring | Carrying Value | Interest rate swap contracts
Financial assets:
Current derivative assets	8,112	13,019
Non-current derivative assets	5,189	7,229
Recurring | Fair Value
Financial assets:
Cash and cash equivalents	66,933	63,921
Financial liabilities:
Long-term debt, current and non-current	887,192	941,647
Recurring | Fair Value | Interest rate swap contracts
Financial assets:
Current derivative assets	8,112	13,019
Non-current derivative assets	5,189	7,229
Recurring | Fair Value | Price in Active Markets for Identical Assets (Level 1)
Financial assets:
Cash and cash equivalents	66,933	63,921
Recurring | Fair Value | Significant Other Observable Inputs (Level 2)
Financial liabilities:
Long-term debt, current and non-current	887,192	941,647
Recurring | Fair Value | Significant Other Observable Inputs (Level 2) | Interest rate swap contracts
Financial assets:
Current derivative assets	8,112	13,019
Non-current derivative assets	$ 5,189	$ 7,229